Pension and Other Postretirement Benefit Plans - Summary of Amounts Recognized In Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss	$ 102,623	$ 105,036
Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	(115,701)	(118,739)
Prior service credit	12,433	13,348
Accumulated other comprehensive loss	$ (103,268)	$ (105,391)